Derivative financial instruments - Summary of derivative financial instruments portfolio (assets and liabilities) by type of instrument (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 7,559,433	R$ 4,085,004
Percentage of derivative financial assets	100.00%	0.00%
Liabilities, fair value	R$ 7,819,364	R$ 3,229,236
Percentage of derivative financial liabilities	100.00%	0.00%
Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 6,735,478	R$ 2,741,592
Percentage of derivative financial liabilities	87.00%	0.00%
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 200,272	R$ 2,480
Percentage of derivative financial liabilities	3.00%	0.00%
Futures contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 13,221
Percentage of derivative financial liabilities	1.00%
Swaps
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 870,393	R$ 485,164
Percentage of derivative financial liabilities	11.00%	0.00%
Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 777,816	R$ 1,133,768
Percentage of derivative financial assets	10.00%	0.00%
Liabilities, fair value	R$ 870,393	R$ 485,164
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 456,724	R$ 187,392
Percentage of derivative financial assets	6.00%	0.00%
Liabilities, fair value	R$ 200,272	R$ 2,480
Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 26,535	R$ 21,809
Percentage of derivative financial assets	1.00%	0.00%
Liabilities, fair value	R$ 13,221	R$ 0
Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 6,298,358	R$ 2,742,035
Percentage of derivative financial assets	83.00%	0.00%
Liabilities, fair value	R$ 6,735,478	R$ 2,741,592
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,619,700	2,028,463
Liabilities, fair value	2,386,360	1,763,063
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,152,890	1,745,532
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	133,679	1,693
Up to 3 months | Futures contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	542
Up to 3 months | Swaps
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	99,249	15,838
Up to 3 months | Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	35,241	10,418
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	230,862	159,163
Up to 3 months | Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	26,535	21,809
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,327,062	1,837,073
From 4 to 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,759,530	1,306,020
Liabilities, fair value	2,643,065	678,405
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,378,689	637,393
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	49,102	325
From 4 to 12 months | Futures contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,742
From 4 to 12 months | Swaps
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	213,532	40,687
From 4 to 12 months | Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	206,921	700,668
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	201,324	28,175
From 4 to 12 months | Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	0	0
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,351,285	577,177
After one year
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,180,203	750,521
Liabilities, fair value	2,789,939	787,768
After one year | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,203,899	358,667
After one year | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	17,491	462
After one year | Futures contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	10,937
After one year | Swaps
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	557,612	428,639
After one year | Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	535,654	422,682
After one year | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	24,538	54
After one year | Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	0	0
After one year | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 1,620,011	R$ 327,785